Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
VAT payable	$ 353,887	$ 380,926
Income tax payable	672,245	690,824
Other tax payable	55,999	59,526
Total	$ 1,082,131	$ 1,131,276